UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Elkhorn Partners Limited Partnership

Address:   2222 Skyline Drive
           Elkhorn, NE 68022


Form 13F File Number: 28-12336


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature,  Place,  and  Date  of  Signing:

/s/ Alan S. Parsow                 Elkhorn, Nebraska                  5/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $      111,702
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-14705              Parsow Management LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Apple Computer Inc               COM            37833100       373       655 SH       SOLE                      655      0    0
Bankunited Inc                   COM            06652K103      598    24,700 SH       SOLE                   24,700      0    0
Berkshire Hathaway Inc. Del      CL A           84670108     6,128        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del      CL B           84670702     8,794   108,000 SH       SOLE                  108,000      0    0
BP PLC-SPONS ADR                 ADRS           55622104       852    21,700 SH       SOLE                   21,700      0    0
Cadiz Inc.                       COM            127537207    1,449   167,301 SH       SOLE                  167,301      0    0
Chesapeake Energy Corp.          COM            165167107      192    11,000 SH       SOLE                   11,000      0    0
Ciber Inc                        COM            17163B102       61    15,000 SH       SOLE                   15,000      0    0
Cisco Systems Inc.               COM            17275R102      218    11,600 SH       SOLE                   11,600      0    0
Citigoup Inc.                    COM            172967424      274     9,000 SH       SOLE                    9,000      0    0
CME Group Inc.                   COM            12572Q105    1,814     6,975 SH       SOLE                    6,975      0    0
Columbia Laboratories Inc.       COM            197779101       17    23,200 SH       SOLE                   23,200      0    0
Comcast Corp.                    CL A SPL       20030N200      721    25,000 SH       SOLE                   25,000      0    0
Cons Tomoka Land Co-Florida      COM            210226106      264     9,086 SH       SOLE                    9,086      0    0
Crexendo Inc                     COM            226552107      323    84,704 SH       SOLE                   84,704      0    0
Diamond Offshore Drilling        COM            25271C102      212     3,300 SH       SOLE                    3,300      0    0
Dow Chem Co.                     COM            260543103      466    14,500 SH       SOLE                   14,500      0    0
Enerplus Resources Fund          UNIT           292766102      809    48,100 SH       SOLE                   48,100      0    0
Fortegra Financial Corp.         COM            34954W104      644    79,393 SH       SOLE                   79,393      0    0
Frontier Communications Corp     COM            35906A108      949   283,412 SH       SOLE                  283,412      0    0
Fuel Tech Inc.                   COM            359523107       72    16,300 SH       SOLE                   16,300      0    0
General Electric Co              COM            369604103      730    38,600 SH       SOLE                   38,600      0    0
Goldman Sachs Group Inc          COM            38141G104      378     3,525 SH       SOLE                    3,525      0    0
Google Inc                       CL A           38259P508    1,020     1,675 SH       SOLE                    1,675      0    0
Hewlett-Packard Co               COM            428236103      341    14,600 SH       SOLE                   14,600      0    0
Hollywood Media Corp             COM            436233100      270   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc              COM            457642205      205    35,500 SH       SOLE                   35,500      0    0
IPATH S&P 500 VIX S/T FU ETN     ETF            06740C261    1,438    81,000 SH       SOLE                   81,000      0    0
Johnson & Johnson                COM            478160104      283     4,400 SH       SOLE                    4,400      0    0
JPMorgan Chase & Co.             COM            46625H100      248     6,100 SH       SOLE                    6,100      0    0
Kennedy-Wilson Hldgs             COM            489398107   50,796 3,630,900 SH       SOLE                3,630,900      0    0
KKR Financial Holdings           REIT           48248A306      323    37,000 SH       SOLE                   37,000      0    0
MDC Partners Inc                 COM            552697104    1,389   143,049 SH       SOLE                  143,049      0    0
Microsoft Corp.                  COM            594918104    1,680    54,600 SH       SOLE                   54,600      0    0
Nucor Corp.                      COM            670346105      759    20,357 SH       SOLE                   20,357      0    0
NYSE Euronext                    COM            629491101    1,053    41,200 SH       SOLE                   41,200      0    0
Orbit International Corp.        COM            685559304    3,036   706,030 SH       SOLE                  706,030      0    0
Penn West Petroleum Trust        UNIT           707887105    1,035    70,000 SH       SOLE                   70,000      0    0
Perma-Fix Environmental Svcs     COM            714157104      472   321,394 SH       SOLE                  321,394      0    0
Polymet Mining Corp.             COM            731916102      168   155,445 SH       SOLE                  155,445      0    0
Proshares Short Dow 30           ETF            74347R701    1,170    32,200 SH       SOLE                   32,200      0    0
Proshares Short S&P 500          ETF            74347R503    1,308    35,400 SH       SOLE                   35,400      0    0
Reading International Inc        CL A           755408101      344    63,300 SH       SOLE                   63,300      0    0
SRI / Surgical Express Inc.      COM            78464W104       49    12,809 SH       SOLE                   12,809      0    0
Taylor Devices Inc               COM            877163105      176    18,300 SH       SOLE                   18,300      0    0
Time Warner Inc                  COM            887317303      385    10,800 SH       SOLE                   10,800      0    0
Ultra Petroleum Corp             COM            903914109    1,318    62,400 SH       SOLE                   62,400      0    0
US Natural Gas Fund LP           ETF            912318201      248    14,100 SH       SOLE                   14,100      0    0
USEC Inc.                        COM            90333E108       16    20,000 SH       SOLE                   20,000      0    0
Viacom Inc                       CL B           92553P201    2,002    42,500 SH       SOLE                   42,500      0    0
White Mtns Ins Group Ltd         COM            G9618E107   13,832    25,636 SH       SOLE                   25,636      0    0